Property, Plant and Equipment	6 Months Ended
Jun. 30, 2022
Property, plant and equipment [abstract]
Property, Plant and Equipment

B.2. PROPERTY, PLANT AND EQUIPMENT
The table below sets forth acquisitions and capitalized interest by operating segment for the first half of 2022:

(€ million)	June 30, 2022	December 31, 2021
Acquisitions	638	1,504
Pharmaceuticals	380	1,007
Industrial facilities	214	534
Research sites	48	277
Other	118	199
Vaccines	241	421
Consumer Healthcare	17	73
Capitalized interest	8	14
Firm orders for property, plant and equipment stood at €984 million as of June 30, 2022.